Remuneration of Auditors (Tables)	12 Months Ended
Jun. 30, 2018
Auditors Remuneration [Abstract]
Summary of Remuneration of Auditors

During the financial year the following fees were paid or payable for services provided by Grant Thornton Audit Pty Ltd, the auditor of the Company:

	2018	2017
Audit services - Grant Thornton Audit Pty Ltd	$	$
Audit or review of the financial statements	240,806	241,933
Other audit services
- F1 consent	17,990	20,800
- F3 consent	6,660	9,561

Other services - Grant Thornton Audit Pty Ltd
Tax compliance services	42,617	23,150
	42,617	23,150

	308,073	295,444